Federated Income Trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

March 28, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:	Federated Income Trust 1933 Act File No. 2-75366 1940 Act File No. 811-03352

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated March 31, 2001 that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 33 on March 26, 2001.

        If you have any questions regarding this certification, please contact Melissa Roverts at (202) 778-9276.

Very Truly Yours,

/s/ C. Grant Anderson
C. Grant Anderson,
Assistant Secretary